Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2018
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Assets Held for Sale and Discontinued Operations

3.  Assets Held for Sale and Discontinued Operations

A. Profit on disposal of discontinued operations

On 2 January 2018, the Group completed the divestment of its 100% holding in Allied Building Products, the trading name of our former Americas Distribution segment. The assets and liabilities associated with this transaction met the “held for sale” criteria set out in IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations and were reclassified accordingly as assets or liabilities held for sale as at 31 December 2017. As the business was divested in 2018, all opening balances have been reclassified back to the relevant asset and liability categories prior to their divestment for presentation purposes. With the exception of Allied Building Products, no other businesses divested in 2018 are considered to be either separate major lines of business or geographical areas of operation and therefore do not constitute discontinued operations as defined in IFRS 5.

No businesses met the IFRS 5 held for sale criteria at 31 December 2018.

The table below sets out the proceeds and related profit recognised on the divestment which is included in profit after tax for the financial year from discontinued operations.

2018 €m
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	472
- cash and cash equivalents	18
- working capital and provisions	367
- deferred tax	(14)
Net assets disposed	843
Reclassification of currency translation effects on disposal	(27)
Total	816
Proceeds from disposal (net of disposal costs)	2,379
Profit on disposal from discontinued operations	1,563

Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	2,379
Less: cash and cash equivalents disposed	(18)
Total	2,361

B. Results of discontinued operations

The results of the discontinued operations included in the Group profit for the financial year are set out as follows:

	2018 €m	2017 €m	2016 €m
Revenue	7	2,343	2,315

EBITDA (as defined)*	(5)	164	150
Depreciation	-	(16)	(22)
Amortisation	-	(5)	(9)
Operating (loss)/profit	(5)	143	119
Profit on disposals	1,563	3	2
Profit before tax	1,558	146	121
Attributable income tax expense	(473)	(39)	(40)
Profit after tax	1,085	107	81

Basic earnings per Ordinary Share from discontinued operations	130.4c	12.8c	9.8c
Diluted earnings per Ordinary Share from discontinued operations	129.7c	12.7c	9.7c

Cash flows from discontinued operations
Net cash (outflow)/inflow from operating activities (i)	(469)	111	123
Net cash inflow/(outflow) from investing activities (ii)	2,361	(27)	(22)
Net cash (outflow)/inflow from financing activities	(5)	1	(1)
Net cash inflow	1,887	85	100

(i)	Includes the corporation tax paid in 2018 on the sale of Allied Building Products.
(ii)	Includes the proceeds from the sale of Allied Building Products.

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.